Note 7 - Property and Equipment - Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, gross	$ 6,869,528	$ 5,543,252	$ 2,891,352
Less: Accumulated depreciation and amortization	(814,349)	(508,257)	(210,096)
Total property and equipment, net	6,055,179	5,034,995	2,681,256
Office Equipment [Member]
Property and equipment, gross	17,930	13,872	13,872
Machinery and Equipment [Member]
Property and equipment, gross	4,578,679	1,643,010	1,478,022
Software and Software Development Costs [Member]
Property and equipment, gross	70,000	70,000	70,000
Website [Member]
Property and equipment, gross	71,589	71,589	71,589
Leasehold Improvements [Member]
Property and equipment, gross	1,409,767	1,257,108	1,257,869
Construction in Progress [Member]
Property and equipment, gross	$ 721,563	$ 2,487,673	$ 0